FAIR VALUE MEASUREMENTS (Tables) - CIK 0001836935 Centricus Acquisition Corp.	3 Months Ended
Mar. 31, 2021
Schedule of information about the Company's assets and liabilities that are measured at fair value on a recurring basis

Description	Level	March 31, 2021
Assets:
Marketable securities held in Trust Account	1	$345,004,632
Liabilities:
Warrant Liability – Public Warrants	1	5,951,250
Warrant Liability – Private Placement Warrants	3	4,324,000

Schedule of change in the fair value of the warrant liabilities

	Private		Warrant
	Placement	Public	Liabilities
Fair value as of January 1, 2021	$—	$—	$—
Initial measurement on February 8, 2021	8,648,000	11,902,500	20,550,500
Change in valuation inputs or other assumptions	(4,324,000)	(5,951,250)	(10,275,250)
Fair value as of March 31, 2021	$4,324,000	5,951,250	10,275,250